Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (479,165)	$ (15,849)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for credit losses and bad debts	789,852	189,101
Depreciation and amortization	36,951	35,364
Amortization of finance lease assets	7,306	7,381
Non-cash operating lease expenses	27,149	26,363
Deferred income tax effect	(113,869)	(25,141)
Estimated warranty effect	(27,040)	(16,530)
Changes in operating assets and liabilities:
Accounts receivable	(651,784)	(1,559,822)
Prepayment	7,540	437,185
Other receivables	6,463	11,809
Contract assets	2,683	141,767
Due from related party	264	245
Inventories	2	(120)
Deferred IPO costs	947,424	(269,235)
Other current assets	(1,188,411)
Deferred expenses		(5,875)
Tax payables	143,621	14,486
Other payables	632,182	275,934
Accounts payable	(703,567)	507,246
Operating lease liabilities	(6,511)	(5,515)
Advance from related parties	(55,035)	(69,261)
Payroll payable	11,390	1,037
CASH USED IN OPERATING ACTIVITIES	(612,555)	(319,430)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(585)	(75,694)
Loan made to third party	(1,984,087)
Repayment from related parties	38,901
CASH USED IN INVESTING ACTIVITIES	(1,945,771)	(75,694)
CASH FLOWS FROM FINANCING ACTIVITIES:
Principal payment for obligation under finance leases	(11,695)	(11,814)
Repayment to related parties		(25,435)
Net proceeds from offering	3,035,285
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	3,023,590	(37,249)
EFFECT OF EXCHANGE RATE ON CASH	(33,880)	16,680
NET CHANGE IN CASH	431,384	(415,693)
CASH AT BEGINNING OF PERIOD	407,031	1,325,458
CASH AT END OF PERIOD	838,415	909,765
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes
Interest